Right-of-use assets and lease liability (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 4,983,177	R$ 3,377,242
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total		777,410
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	1,109,048	633,141
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	855,803	493,147
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	630,074	399,924
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 2,388,252	R$ 1,073,620